Income Taxes - Components of (Provision for) Benefit from Income Taxes (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current tax	€ (130,425)	€ (52,753)	€ (79,255)
Deferred tax	53,430	44,766	74,993
Provision for income taxes	€ (76,995)	€ (7,987)	€ (4,262)